LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
2022 (remainder)	$ 1,107
2023	2,958
2024	2,606
2025	2,554
2026 and thereafter	7,975
Total undiscounted lease payments	17,200
Imputed interest	2,585
Present value of lease liabilities	$ 14,615